UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7531

                               AMERINDO FUNDS INC.
               (Exact name of registrant as specified in charter)
                                    --------


                            339 Park Ave., 22nd Floor
                               New York, NY 10022

                       One Embarcadero Center, Suite 2310
                             San Francisco, CA 94111
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                           Portland, Maine 04112-0446
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-371-6360

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

                                        AMERINDO FUNDS INC.
                                      AMERINDO TECHNOLOGY FUND
                                      SCHEDULE OF INVESTMENTS
                                           JULY 31, 2005
                                            (UNAUDITED)


       SHARES                                                                              VALUE
      --------                                                                          -----------
COMMON STOCK -- 97.1%
           56,500    Apple Computer, Inc.*                                              $ 2,409,725
           63,401    eBay Inc.*                                                           2,648,894
           13,194    Eyetech Pharmaceuticals, Inc.(C)*                                      150,016
           29,900    Genentech, Inc.*                                                     2,670,967
           35,500    Genzyme Corporation*                                                 2,641,555
           31,418    Google Inc., Class A*                                                9,040,843
        1,279,100    Homestore, Inc.*                                                     3,376,824
           77,400    ImClone Systems Incorporated*                                        2,685,780
           97,600    Juniper Networks, Inc.*                                              2,341,424
          167,000    Nokia Corp., ADR                                                     2,663,650
           60,800    OSI Pharmaceuticals, Inc.*                                           2,511,040
          173,800    Red Hat, Inc.*                                                       2,648,712
          178,500    salesforce.com, inc.*                                                4,203,675
           64,200    Sonus Networks, Inc.*                                                  310,728
           37,400    Stamps.com Inc.*                                                       670,208
           72,500    XM Satellite Radio Holdings Inc., Class A*                           2,583,175
          270,900    Yahoo! Inc.*                                                         9,031,806
                                                                                        -----------
TOTAL COMMON STOCK (Cost $44,797,614)                                                    52,589,022
                                                                                        -----------
PRIVATE STOCK* -- 0.0%
       10,338,576    Cellomics, Inc.(A)(B)(C)**                                                 --
       10,338,576    Cellomics, Inc., Series NNN, Preferred Stock(A)(B)(C)**                     --
           62,000    DoveBid(A)(B)(C)                                                            --
                                                                                        -----------
TOTAL PRIVATE STOCK (Cost $615,346)                                                              --
                                                                                        -----------
WARRANT* -- 0.0%
                1    Cellomics, Inc., Expires 02/28/06(A)(B)(C)                                  --
                                                                                        -----------
TOTAL WARRANT (Cost $0)                                                                          --
                                                                                        -----------
CASH EQUIVALENT -- 1.7%
          894,817    Brown Brothers & Harriman Sweep Account, 2.18%                         894,817
                                                                                        -----------
TOTAL CASH EQUIVALENT (Cost $894,817)                                                       894,817
                                                                                        -----------


                                        AMERINDO FUNDS INC.
                                      AMERINDO TECHNOLOGY FUND
                                      SCHEDULE OF INVESTMENTS
                                           JULY 31, 2005
                                            (UNAUDITED)


                                                                                           VALUE
                                                                                        -----------
TOTAL INVESTMENTS -- 98.8% (Cost $46,307,777)+                                          $53,483,839
                                                                                        -----------
OTHER ASSETS & LIABILITIES, NET -- 1.2%                                                     669,576
                                                                                        -----------
NET ASSETS - 100.0%                                                                     $54,153,415
                                                                                        ===========
* NON-INCOME PRODUCING SECURITY.

**SUBSEQUENT EVENT -- IN LIGHT OF THE PENDING OFFER FROM FISHER SCIENTIFIC INTERNATIONAL, INC., THE
FAIR VALUE COMMITTEE MET ON AUGUST 10, 2005 AND VALUED THE CELLOMICS PREFERRED STOCK AT $244,099
AND THE CELLOMICS COMMON STOCK AT $166,968.

ADR --  AMERICAN DEPOSITARY RECEIPT.

(A) FAIR-VALUED SECURITY. AS OF JULY 31, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $0,
REPRESENTING 0.00% OF THE FUND'S NET ASSETS.

(B) SECURITY CONSIDERED ILLIQUID. AS OF JULY 31, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $0,
REPRESENTING 0.00% OF THE FUND'S NET ASSETS.
(C) RESTRICTED SECURITY. AT JULY 31, 2005, THE FUND OWNED PRIVATE PLACEMENT INVESTMENTS THAT WERE
PURCHASED THROUGH PRIVATE OFFERINGS OR ACQUIRED THROUGH INITIAL PUBLIC OFFERINGS AND CANNOT BE SOLD
WITHOUT PRIOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OR PURSUANT TO AN EXEMPTION THEREFROM.
IN ADDITION, THE FUND HAS GENERALLY AGREED TO FURTHER RESTRICTIONS ON THE DISPOSITION OF CERTAIN
HOLDINGS AS SET FORTH IN VARIOUS AGREEMENTS ENTERED INTO IN CONNECTION WITH THE PURCHASE OF THESE
INVESTMENTS. THESE INVESTMENTS ARE VALUED AT FAIR VALUE AS DETERMINED IN ACCORDANCE WITH THE
PROCEDURES APPROVED BY THE BOARD OF DIRECTORS. THE ACQUISITION DATES OF THESE INVESTMENTS, ALONG
WITH THEIR COST AND VALUES AT JULY 31, 2005, WERE AS FOLLOWS:

                                                      RIGHT TO                                  PERCENTAGE
                                      ACQUISITION      ACQUIRE                                    OF NET
INVESTMENTS                               DATE          DATE           COST        VALUE          ASSETS
-----------                               ----          ----           ----        -----          ------
COMMON STOCK:
EYETECH
   PHARMACEUTICALS, INC.                02/04/04      02/04/04       $ 94,997     $150,016         0.28%
                                                                     --------     --------       -------
PRIVATE STOCK:
CELLOMICS, INC.                         02/20/02      02/20/02        183,673           --         0.00
CELLOMICS, INC.
   SERIES NNN, PREFERRED STOCK          02/20/02      02/20/02        183,673           --         0.00
DOVEBID                                 04/10/02      04/10/02        248,000           --         0.00
                                                                     --------     --------       -------
WARRANT:
CELLOMICS, INC.
   EXPIRES 02/28/06                     02/20/02      02/20/02             --           --         0.00
                                                                     --------     --------       -------
TOTAL                                                                $710,343     $150,016         0.28%
                                                                     ========     ========       =======


AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

+AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $46,516,335, AND THE UNREALIZED
APPRECIATION AND DEPRECIATION WERE $9,606,455 AND $(2,638,951), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER
SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL
FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Amerindo Funds Inc.



By (Signature and Title)*                    /s/ Dana E. Smith
                                             -----------------
                                             Dana E. Smith
                                             Acting President


Date:  September 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Dana E. Smith
                                             -----------------
                                             Dana E. Smith
                                             Acting President


Date:  September 26, 2005


By (Signature and Title)*                    /s/ Darren Leavitt
                                             -----------------------
                                             Darren Leavitt
                                             Chief Financial Officer
Date:  September 26, 2005

* Print the name and title of each signing officer under his or her signature.